Long Term Debt and Preference Securities - Narrative (Details) - USD ($) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage				9.00%
Preferred stock, liquidation preference, value	$ 10	$ 10
Treasury Rate Determination
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage				0.50%
LIBOR
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage				9.773%
Other Liabilities
Debt Instrument [Line Items]
Dividends payable		200
Preference Securities
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage				9.00%
Preferred stock, dividend rate, per-dollar-amount (in dollars per share)				$ 10
Preferred stock, liquidation preference, value				$ 10
Preference Securities | Other Liabilities
Debt Instrument [Line Items]
Dividends payable	200
Preference Securities | Financing Costs
Debt Instrument [Line Items]
Dividends, preferred stock	$ 5,300	$ 5,200	$ 5,300
Senior notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 30,000	$ 300,000
Interest rate, stated percentage	4.875%	4.875%					4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 20,000	$ 105,000
Interest rate, stated percentage	6.625%	6.625%			6.625%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Treasury Rate Determination
Debt Instrument [Line Items]
Derivative, basis spread on variable rate					6.323%